Share capital	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Share capital
4.5 Share capital
The share capital amounts to CHF 33.5 million and is divided into 299,998,125 registered shares with a nominal value of CHF 0.10 each (the "Class A Shares") and in 345,437,500 registered voting rights shares with a nominal value of CHF 0.01 each (the "Class B Shares"). The share capital is paid in at 100%.

	Class A Shares	Class B Shares

Shares issued and outstanding as of January 1, 2024	284,215,277	345,437,500
Sale of treasury shares related to share-based compensation	1,364,663	—
Purchase of treasury shares	(3,402)	—
Shares issued and outstanding as of June 30, 2024(1)	285,576,538	345,437,500

Awards granted under various incentive plans not yet exercised or distributed as of June 30, 2024(2)	2,969,207	—
Awards granted under various incentive plans with dilutive effects as of June 30, 2024	3,335,706	12,467,091

(1)    As of June 30, 2024 there were 14,421,587 treasury shares held by On (December 31, 2023: 15,782,848).
(2)    These awards require little or no further consideration to be exercised, and as such, have been included in the weighted average number of ordinary shares outstanding used to calculate basic EPS at June 30, 2024.